Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of the credit exposure of real estate loans by loan-to-value (LTV) ratio

	12/31/2023	12/31/2022
Lower than 30%	1,210,884	693,322
31 - 50%	2,157,130	1,689,190
51 - 70%	3,227,703	2,308,020
71 - 90%	1,664,885	1,503,703
Higher than 90%	322,967	57,577
	8,583,568	6,251,812

Schedule of the projected future realizable value of financial assets and liabilities by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

	12/31/2023
	Note	Up to 3 months	3 months Up to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	4,259,379	—	—	4,259,379
Amounts due from financial institutions	9	3,718,506	—	—	3,718,506
Compulsory deposits at Central Bank of Brazil		2,664,415	—	—	2,664,415
Securities	10	412,674	290,149	16,165,289	16,868,112
Derivative financial assets	11	4,238	—	—	4,238
Loans and advances to customers	12.e	7,509,850	8,366,848	13,907,603	29,784,301
Other assets	17	—	—	109,682	109,682
Total		18,569,062	8,656,997	30,182,574	57,408,633

Financial liabilities
Liabilities with financial and similar institutions	18	7,913,830	1,608,639	—	9,522,469
Liabilities with customers	19	16,873,560	2,335,763	13,442,297	32,651,620
Securities issued	20	970,976	4,068,815	3,055,251	8,095,042
Derivative financial liabilities	11	295	9,686	5,082	15,063
Borrowing and onlending	21	5,283	81,839	20,290	107,412
Total		25,763,944	8,104,742	16,522,920	50,391,606

	12/31/2022
	Note	Up to 3 months	3 months to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	1,331,648	—	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	—	2,854,778
Securities	10	666,788	272,489	11,509,288	12,448,565
Loans and advances to customers	12.e	6,222,386	5,916,020	10,559,922	22,698,328
Other assets	17	—	—	87,318	87,318
Total		15,334,456	6,188,509	22,156,528	43,679,493

Financial liabilities
Liabilities with financial and similar institutions	18	7,906,897	—	—	7,906,897
Liabilities with customers	19	14,873,030	849,420	7,920,354	23,642,804
Securities issued	20	1,149,070	421,032	4,632,063	6,202,165
Derivative financial instruments	11	—	—	37,768	37,768
Borrowing and onlending	21	4,988	4,137	27,323	36,448
Total		23,933,985	1,274,589	12,617,508	37,826,082

Scchedule of financial assets and liabilities using a current/non-current classification
The table below represents Group’s current financial assets (realized within 12 months of the reporting date), non-current financial assets (realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date)

		12/31/2023
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	4,259,379	—	4,259,379
Amounts due from financial institutions	9	3,718,506	—	3,718,506
Compulsory deposits at Central Bank of Brazil		2,664,415	—	2,664,415
Securities	10	702,823	16,165,289	16,868,112
Derivative financial assets	11	4,238	—	4,238
Loans and advances to customers, net of provisions for expected loss	12	14,117,647	13,751,812	27,869,459
Other assets	17	—	109,682	109,682
Total		25,467,008	30,026,783	55,493,791

Liabilities
Liabilities with financial institutions	18	9,522,469	—	9,522,469
Liabilities with customers	19	19,209,323	13,442,297	32,651,620
Securities issued	20	5,039,791	3,055,251	8,095,042
Derivative financial liabilities	11	9,981	5,082	15,063
Borrowing and onlending	21	87,122	20,290	107,412
Total		33,868,686	16,522,920	50,391,606

		12/31/2022
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,331,648	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	2,854,778
Securities	10	939,277	11,509,288	12,448,565
Loans and advances to customers, net of provisions for expected loss	12	11,159,852	10,220,064	21,379,916
Other assets	17	—	87,318	87,318
Total		20,544,411	21,816,670	42,361,081

Liabilities
Liabilities with financial institutions	18	7,906,897	—	7,906,897
Liabilities with customers	19	15,722,450	7,920,354	23,642,804
Securities issued	20	1,570,102	4,632,063	6,202,165
Derivative financial liabilities	11	—	37,768	37,768
Borrowing and onlending	21	9,126	27,323	36,448
Total		25,208,575	12,617,508	37,826,082

21-day VaR of the trading book
We present below the 21-day VaR of the trading book:

R$ thousand	12/31/2023	12/31/2022
Risk factor	VaR 21 days	VaR 21 days
Price index coupons	2,730	4,133
Pre fixed interest rate	1,074	541
Foreign currency coupons	665	883
Foreign currencies	2,346	624
Share price	—	528
Subtotal	6,815	6,645

Diversification effects (correlation)	3,794	1,958
Value-at-Risk	3,021	4,687

VaR of the banking book [Text Block]
We present below the VaR of the banking book:

R$ thousand	12/31/2023	12/31/2022
Risk factor	VaR 21 days	VaR 21 days
Price index coupons	425,156	234,172
Interest rate coupons	108,716	77,448
Pre fixed interest rate	49,019	55,003
Others	22,538	1,398
Subtotal	605,429	368,021

Diversification effects (correlation)	164,555	30,767
Value-at-Risk	440,874	367,458

Sensitivity of the positions to market movements [Text Block]

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2023
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	increase	(4,737)	increase	(561,583)	increase	(1,046,456)
IGP-M coupon	increase	(16)	—	—	increase	(549)
Pre-fixed rate	increase	(1,533)	increase	(367,626)	increase	(707,232)
TR coupon	increase	(800)	increase	(163,354)	increase	(289,028)
USD coupon	decrease	(5)	decrease	(718)	decrease	(1,447)

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2022
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	increase	(3,085)	increase	(421,495)	increase	(784,028)
IGP-M coupon	increase	(21)	increase	(2,949)	increase	(5,542)
Pre-fixed rate	Decrease	(470)	Decrease	(162,809)	Decrease	(338,073)
TR coupon	increase	(850)	increase	(188,954)	increase	(334,415)